Debt financing - Analysis of Future Anticipated Cash Flows Related to Debt (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (6,776.0)	£ (5,579.0)	£ (7,701.3)
Effect of discounting/financing rates	1,287.9	1,070.4	1,257.1
Debt financing	(5,488.1)	(4,508.6)	(6,444.2)
Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(6,549.5)	(5,343.3)	(7,365.4)
Borrowings [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(249.8)	(324.8)	(936.6)
Borrowings [member] | Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(366.9)	(204.0)	(327.7)
Borrowings [member] | Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(532.0)	(692.1)	(990.0)
Borrowings [member] | Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(793.7)	(726.3)	(496.1)
Borrowings [member] | Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(1,145.4)	(634.2)	(1,114.7)
Borrowings [member] | Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(3,461.7)	(2,761.9)	(3,500.3)
Bank overdrafts [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (226.5)	£ (235.7)	£ (335.9)